Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other current liabilities
Payroll-related liabilities	€ 15,192	€ 11,836	€ 11,152
Non-income tax payables	2,016	2,058	3,018
Accrued charges	1,718	1,170	995
Advances received	795	276	404
RapidFit+ amounts payable to former shareholders	0	0	875
Derivatives	0	118	140
Cash settled share-based payment plan	9	147	1,223
Other current liabilities	227	367	888
Total	€ 19,957	€ 15,972	€ 18,695